Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of expenses

For the years ended December 31	2020	2019

Cost of sales	$2,107,533	$2,570,840
Selling and distribution	498,126	498,738
Administrative expenses	106,593	74,486
Total expenses by function	$2,712,252	$3,144,064
Cost of raw materials and purchased methanol	1,705,387	2,169,027
Ocean freight and other logistics	328,635	334,650
Employee expenses, including share-based compensation	246,779	184,171
Other expenses	74,322	112,089
Cost of sales and operating expenses	2,355,123	2,799,937
Depreciation and amortization	357,129	344,127
Total expenses by nature	$2,712,252	$3,144,064